CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 43,629	$ (20,745)	$ (76,437)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	171,943	167,891	176,326
Amortization of deferred financing costs	7,554	8,189	7,600
Loss on disposal of property and equipment and other long-term assets	545	905	489
Impairment loss recognized on property and equipment	0	0	19,645
Written-off of other assets	7,556	0	0
Provision for doubtful debts	19	109	887
Loss on extinguishment of debt	2,995	2,489	0
Costs associated with debt modification	579	0	0
Changes in operating assets and liabilities:
Accounts receivable	324	241	442
Amounts due from affiliated companies	(23,426)	(9,906)	(38,269)
Inventories and prepaid expenses and other	3,621	(9,390)	(7,223)
Long-term prepayments, deposits and other	6,267	9,869	(854)
Accounts payable and accrued expenses and other	9,521	(4,806)	5,817
Amounts due to affiliated companies	(3,525)	140	(13,054)
Other long-term liabilities	902	(5,468)	(7,056)
Net cash provided by operating activities	228,504	139,518	68,313
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(78,588)	(153,247)	(43,797)
Placement of bank deposits with original maturities over three months	(60,152)	(24,823)	(9,884)
Funds to an affiliated company	(13,711)	(13,355)	(2,839)
Proceeds from sale of property and equipment and other long-term assets	1,377	9,235	1,067
Withdrawals of bank deposits with original maturities over three months	60,152	34,675	0
Insurance proceeds received for damaged property and equipment and other long-term assets	0	0	108
Net cash used in investing activities	(90,922)	(147,515)	(55,345)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(558,466)	(400,000)	0
Payments of deferred financing costs	(9,913)	0	(1,285)
(Payments for) net proceeds from issuance of shares	(5,063)	405,152	0
Proceeds from long-term debt	383,466	0	0
Net cash (used in) provided by financing activities	(189,976)	5,152	(1,285)
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2,061	(2,519)	0
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(50,333)	(5,364)	11,683
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	377,565	382,929	371,246
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	327,232	377,565	382,929
SUPPLEMENTAL CASH FLOW DISCLOSURES
Cash paid for interest	(112,544)	(155,153)	(152,318)
Cash paid for amounts included in the measurement of lease liabilities – operating cash flows from operating leases	(1,032)	0	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	20,728	10,316	18,817
Change in amounts due from/to affiliated companies related to acquisition of property and equipment and other long-term assets	18,521	19,320	4,696
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	0	5,943	0
Amounts due from affiliated companies offsetting with amounts due to affiliated companies	$ 0	$ 0	$ 2,950